REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule of disaggregation of revenue and revenue from segments

USDm	2022	2021	2020
Disaggregation of revenue
Transportation of refined oil products	1,440.4	619.5	747.4
Scrubbers and related services	1.2	—	—
Welding and mounting	1.1	—	—
Others	0.7	—	—
Total revenue	1,443.4	619.5	747.4
Tanker segment	1,440.4	619.5	747.4
Marine Exhaust segment	5.9	—	—
Intersegment elimination	(2.9)	—	—
Total revenue	1,443.4	619.5	747.4

Schedule of customer contract balances

USDm	2022	2021	2020
Disaggregation of revenue
Transportation of refined oil products	1,440.4	619.5	747.4
Scrubbers and related services	1.2	—	—
Welding and mounting	1.1	—	—
Others	0.7	—	—
Total revenue	1,443.4	619.5	747.4
Tanker segment	1,440.4	619.5	747.4
Marine Exhaust segment	5.9	—	—
Intersegment elimination	(2.9)	—	—
Total revenue	1,443.4	619.5	747.4

USDm	2022	2021	2020
Customer contract balances
Trade receivables	259.5	84.0	58.6
Customer contract assets¹⁾	3.0	2.0	—
Customer contract liabilities²⁾	(0.9)	—	—
Total	261.6	86.0	58.6

¹⁾    Recognized in prepayments.

²⁾    Recognized in deferred income.